Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2016	$147,789	$(17,288)	$130,501
Depreciation	—	(5,768)	(5,768)
Vessel impairment charge	(9,729)	6,337	(3,392)
Balance December 31, 2016	138,060	(16,719)	121,341
Depreciation	—	(5,567)	(5,567)
Balance December 31, 2017	138,060	(22,286)	115,774
Depreciation	—	(5,500)	(5,500)
Vessel impairment charge	(3,750)	1,468	(2,282)
Balance December 31, 2018	$134,310	$(26,318)	$107,992